GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

9.                                      GOODWILL

The changes in the carrying amount of goodwill during the years ended December 31, 2011 and December 31, 2012 are as follows:

	As of December 31
	2011	2012

Balance at the beginning of the year	$18,631	$37,348
Goodwill acquired in business acquisitions	18,112	64,785
Foreign currency translation adjustments	605	526
Balance at the end of the year	$37,348	$102,659

The Group had one reporting unit as of December 31, 2011.  Subsequent to the merger of equals with VanceInfo on November 9, 2012, the Group was still undergoing the integration process at year end. The resources and technology skills held by former Hisoft and VanceInfo were still operating separately at the year end. As a result, the Group has two reporting units as of December 31, 2012.

In the goodwill impairment test, the Group used the income approach in determining the fair value of the Group’s reporting unit. Accordingly, it adopted a discounted cash flow (“DCF”) method under the income approach, which considers a number of factors that include expected future cash flows, growth rates, and discount rates, and requires the Company to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions are inherently uncertain and subjective.

When applying the DCF method in determining the fair value of the reporting units, the Company incorporated the use of projected financial information and a discount rate developed using market participant based assumptions. The cash flow projections were based on five-year financial forecasts developed by management that included revenue projections, capital spending trends, and investments in working capital to support anticipated revenue growth. With the consideration of the risk and nature of the reporting unit’s cash flows and the rates of return market participants would require to invest their capital in the reporting unit, the discount rate selected was 16% and terminal value growth rate was 3% for both former Hisoft and VanceInfo.

Based on the impairment tests performed, no impairment charges were recognized for the years ended December 31, 2010, 2011 and 2012, respectively.